INVESTMENT IN PREMIUM NICKEL RESOURCES INC. (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of detailed information about investment property [abstract]
SCHEDULE OF INVESTMENT

Details of the Company’s investment at June 30, 2021 is as follows:

Investment
Balance, December 31, 2020	48
Reallocation of advance	50
Investment	51
Share of loss of Premium Nickel	(37)
Balance, June 30, 2021	112